Treasury Stock	12 Months Ended
Dec. 31, 2020
Treasury Stock [Abstract]
Treasury Stock
(20)	Treasury Stock

As disclosed in Note 19(b), the Group cancelled the 521 Plan upon which all related subscribed shares presented as treasury stock in total 178,475,480 ordinary shares were returned to the Group, and cancelled in December 2020. As a result, the number of treasury shares as of December 31, 2020 was nil.

During the year 2019, a total of 50,223,820 ordinary shares (2,511,191 ADSs) have been repurchased from the open market under the Company’s share buyback program at an average price of approximately US$28.2 per ADS and cancelled during the year.

During the year 2018, a total of 178,475,480 ordinary shares, comprising 28,475,480 ordinary shares has been repurchased from the open market and 150,000,000 ordinary shares has been purchased from Master Trend, a related party of the Group at the time of the transaction. The Group accounts for repurchased ordinary shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.